Summary of Significant Accounting Policies - Offering Costs (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 21, 2021	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Transaction costs		$ 3,910
Transaction costs related to business combination reduced from APIC		$ 7,595
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Transaction costs	$ 2,823
Underwriting commissions	2,300
Other offering costs	523
Allocated to temporary equity	2,686
Allocated to additional paid-in capital	$ 137